Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Credit Loss [Abstract]
Accounts receivable	$ 5,864,040	$ 5,309,656
Less: allowance for doubtful accounts	(93,032)	(73,386)	$ (48,529)
Accounts receivable, net	$ 5,771,008	$ 5,236,270